Redeemable Convertible Preferred Stock (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 27,763,000
Derivative preferred shares conversion liability	12,320,000
Fair Value Adjustment of Warrants	0	759,000
Preferred Stock, Liquidation Preference Per Share	$ 1.40
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues1		0
Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues1		4,999,999
Derivative Liability		6,917,000
Warrant [Member]
Class of Stock [Line Items]
Derivative Liability		1,886,000
Convertible Notes Payable One [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount		5,491,000
Warrants Issued During Period Number Of Warrants1		4,999,999
Warrants Issued During Period Exercise Price Of Warrants1		$ 0.14
Fair Value Adjustment of Warrants		759,000
Payments of Stock Issuance Costs		350,000
Convertible Notes Payable One [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Derivative Liability		6,029,000
Convertible Notes Payable One [Member] | Warrant [Member]
Class of Stock [Line Items]
Derivative Liability		1,644,000
Convertible Notes Payable Two [Member]
Class of Stock [Line Items]
Warrants Issued During the Period, Number of Warrants		1,645,361
Debt Conversion, Original Debt, Amount		829,277
Warrants Issued During Period Exercise Price Of Warrants1		$ 0.14
Convertible Notes Payable Two [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Derivative Liability		2,386,000
Convertible Notes Payable Two [Member] | Warrant [Member]
Class of Stock [Line Items]
Derivative Liability		674,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		10,016,080
Preferred Stock, Initial Stated Value Per Share		$ 1.40
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Debt Instrument, Convertible, Number of Equity Instruments		10
Preferred Stock, Dividend Rate, Percentage		10.00%
Debt Instrument, Convertible, If-initial public offering proceeds meets Least amount		7,000,000
Stock Issued During Period, Shares, New Issues1		4,999,999
Warrants Issued During the Period, Number of Warrants		12,499,996
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.14
Warrants Issued During the Period, Value of Warrants		$ 7,000,000
Series B Convertible Preferred Stock [Member] | Convertible Notes Payable One [Member]
Class of Stock [Line Items]
Warrants Issued During the Period, Number of Warrants		10,894,839
Warrants Issued During the Period, Exercise Price of Warrants		$ 0.14
Debt Conversion, Converted Instrument, Shares Issued		4,357,936
Series B Convertible Preferred Stock [Member] | Convertible Notes Payable Two [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued		658,145